PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6. PROPERTY, PLANT AND EQUIPMENT, NET

The components of property, plant and equipment, net, consisted of the following as of June 30:

	2014	2013
Machinery and equipment	$1,593	$1,590
Buildings	506	485
Capitalized software costs	374	362
Land and improvements	122	119
Construction in progress	79	96
Computer equipment	79	80
	2,753	2,732
Less: accumulated depreciation and amortization	(1,776)	(1,711)
Total	$977	$1,021

Depreciation and amortization expense related to property, plant and equipment, net, was $161, $162 and $158 in fiscal years 2014, 2013 and 2012, respectively.